Note 1 - Description of Plan - Vesting Schedule (Details) - EBP 06-1061602 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Vesting Percentage in Less Than One Year of Service	0.00%
EBP, Vesting Percentage in Year One of Service	33.00%
EBP, Vesting Percentage in Year Two of Service	66.00%
EBP, Vesting Percentage in Year Three of Service	100.00%